Business Segment Data - Schedule of Calculation of Reportable Segment's Adjusted EBITDA (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net income (loss)	$ (964,922)	$ 174,300	$ 151,332	$ 26,997
Interest expense, net	104,928	41,994	69,250	33,238
Loss on extinguishment of debt	37,248
Income tax expense (benefit)	14,398	1,432	1,619	107
DD&A	215,906	132,328	184,717	138,672
Impairment of proved oil and natural gas properties	67,181	21	6,600	28,871
Accretion of AROs	4,601	4,016	5,581	5,009
(Gain) loss on commodity derivative instruments	11,580	(29,556)	(29,294)	(34,905)
(Gain) loss on sale of properties	3,057	(86,218)	(85,621)	(9,761)
Incentive unit compensation expense			3,557	1,423
Exploration costs	1,465	2,265	2,356	9,800
Amortization of investment premium				194
Adjusted EBITDA	447,265	291,285	394,856	287,589
Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income (loss)	(975,186)	123,987	102,511	31,877
Interest expense, net	104,928	41,994	69,250	33,238
Loss on extinguishment of debt	37,248
Income tax expense (benefit)	14,398	1,432	1,619	107
DD&A	213,326	132,328	184,312	138,672
Impairment of proved oil and natural gas properties	67,181	50,310	56,889	28,871
Accretion of AROs	4,601	4,016	5,581	5,009
(Gain) loss on commodity derivative instruments	11,580	(29,556)	(29,294)	(34,905)
Cash settlements received (paid) on commodity derivative instruments	(19,929)	23,206	32,119	74,299
(Gain) loss on sale of properties	3,057	(86,218)	(85,621)	(9,761)
Acquisition related costs	5,480	5,073	8,313	4,538
Incentive unit compensation expense	976,264	21,391	46,837	10,933
Non-cash compensation expense		1,057	1,057
Exploration costs	1,465	2,265	2,356	9,800
Provision for environmental remediation	2,852
Amortization of investment premium				194
Non-cash equity (income) loss from MEMP	12,844	454	(1,847)	(696)
Cash distributions from MEMP	6,068	19,100	26,006	19,263
Adjusted EBITDA	466,177	310,839	420,088	311,439
Operating Segments [Member] | MRD [Member]
Segment Reporting Information [Line Items]
Net income (loss)	(930,149)	114,628	82,243	(14,641)
Interest expense, net	44,355	15,947	27,349	12,802
Loss on extinguishment of debt	37,248
Income tax expense (benefit)	14,323	1,147	1,311	(178)
DD&A	107,496	62,605	87,043	62,636
Impairment of proved oil and natural gas properties			2,527	18,339
Accretion of AROs	495	547	728	632
(Gain) loss on commodity derivative instruments	(17,130)	(8,361)	(3,013)	(13,488)
Cash settlements received (paid) on commodity derivative instruments	(4,930)	9,125	12,240	30,188
(Gain) loss on sale of properties	3,057	(83,370)	(82,773)	(2)
Acquisition related costs	1,568	1,651	1,584	403
Incentive unit compensation expense	970,877	19,069	43,279	9,510
Non-cash compensation expense
Exploration costs	1,213	1,137	1,226	7,337
Provision for environmental remediation
Non-cash equity (income) loss from MEMP	12,844	454	(1,847)	(696)
Cash distributions from MEMP	6,068	19,100	26,006	19,263
Adjusted EBITDA	247,335	153,679	197,903	132,105
Operating Segments [Member] | MEMP [Member]
Segment Reporting Information [Line Items]
Net income (loss)	(45,037)	9,359	20,268	46,518
Interest expense, net	60,573	26,047	41,901	20,436
Loss on extinguishment of debt
Income tax expense (benefit)	75	285	308	285
DD&A	105,830	69,723	97,269	76,036
Impairment of proved oil and natural gas properties	67,181	50,310	54,362	10,532
Accretion of AROs	4,106	3,469	4,853	4,377
(Gain) loss on commodity derivative instruments	28,710	(21,195)	(26,281)	(21,417)
Cash settlements received (paid) on commodity derivative instruments	(14,999)	14,081	19,879	44,111
(Gain) loss on sale of properties		(2,848)	(2,848)	(9,759)
Acquisition related costs	3,912	3,422	6,729	4,135
Incentive unit compensation expense	5,387	2,322	3,558	1,423
Non-cash compensation expense		1,057	1,057
Exploration costs	252	1,128	1,130	2,463
Provision for environmental remediation	2,852
Amortization of investment premium				194
Non-cash equity (income) loss from MEMP
Cash distributions from MEMP
Adjusted EBITDA	$ 218,842	$ 157,160	$ 222,185	$ 179,334